SEGMENT REPORTING (Details) - ZAR (R) R in Millions	2 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENT REPORTING
Revenue				R 45,911.6	R 31,240.7	R 22,717.4
Underground revenue				37,790.3	28,026.5	20,515.0
Surface revenue				3,582.0	3,214.2	2,202.4
Recycling				4,539.3
Cost of sales, before amortisation and depreciation				(36,482.7)	(20,709.1)	(16,380.4)
Underground cost of sales				(29,345.3)	(18,800.6)	(14,940.8)
Surface cost of sales				(2,760.5)	(1,908.5)	(1,439.6)
Recycling cost				(4,376.9)
Amortisation and depreciation				(5,699.7)	(4,041.9)	(3,636.6)
Interest income				415.5	331.4	257.0
Finance expense				(2,971.8)	(903.1)	(561.8)
Share-based payments				(231.9)	(496.2)	(274.4)
Net other costs				(1,163.1)	(1,158.6)	(575.1)
Non-underlying items				(6,759.1)	548.2	(230.1)
Royalties				(398.5)	(566.6)	(400.6)
Current taxation				(504.2)	(1,111.8)	(696.7)
Deferred taxation				3,450.8	(90.3)	319.5
(Loss)/profit for the year				(4,433.1)	3,042.7	538.2
Adjusted EBITDA				9,045.1	10,270.4	6,234.8
Attributable to:
Owners of the parent				(4,437.4)	3,473.3	716.9
Non-controlling interests				4.3	(430.6)	(178.7)
Sustaining capital expenditure				(1,325.6)	(1,010.5)	(668.9)
Ore reserve development				(3,291.6)	(2,394.4)	(2,304.9)
Growth projects				(1,481.6)	(746.3)	(371.0)
Total capital expenditure				(6,098.8)	(4,151.2)	(3,344.8)
SA Gold
SEGMENT REPORTING
Royalties				(325.2)	(528.0)	(400.6)
SA Platinum
SEGMENT REPORTING
Royalties				(73.3)	(38.6)
Total SA Region
SEGMENT REPORTING
Revenue				36,750.0
Underground revenue				33,168.0
Surface revenue				3,582.0
Cost of sales, before amortisation and depreciation				(29,471.0)
Underground cost of sales				(26,710.5)
Surface cost of sales				(2,760.5)
Amortisation and depreciation				(4,268.3)
Interest income				363.7
Finance expense				(1,517.7)
Share-based payments				(227.0)
Net other costs				(1,132.7)
Non-underlying items				(6,688.2)
Royalties				(398.5)
Current taxation				(405.3)
Deferred taxation				533.8
(Loss)/profit for the year				(6,461.2)
Adjusted EBITDA				6,902.5
Attributable to:
Owners of the parent				(6,465.5)
Non-controlling interests				4.3
Sustaining capital expenditure				(1,098.7)
Ore reserve development				(2,753.0)
Growth projects				(593.3)
Total capital expenditure				(4,445.0)
US Region/ Stillwater2
SEGMENT REPORTING
Revenue				9,161.6
Underground revenue				4,622.3
Recycling				4,539.3
Cost of sales, before amortisation and depreciation				(7,011.7)
Underground cost of sales				(2,634.8)
Recycling cost				(4,376.9)
Amortisation and depreciation				(1,431.4)
Interest income				51.8
Finance expense				(1,454.1)
Share-based payments				(4.9)
Net other costs				(30.4)
Non-underlying items				(70.9)
Current taxation				(98.9)
Deferred taxation				2,917.0
(Loss)/profit for the year				2,028.1
Adjusted EBITDA				2,142.6
Attributable to:
Owners of the parent				2,028.1
Sustaining capital expenditure				(226.9)
Ore reserve development				(538.6)
Growth projects				(888.3)
Total capital expenditure				(1,653.8)
Period of time for which results are included		8 months
Operating segments | SA Gold
SEGMENT REPORTING
Revenue				23,473.6	27,501.3
Underground revenue				21,143.2	24,608.4
Surface revenue				2,330.4	2,892.9
Cost of sales, before amortisation and depreciation				(17,879.2)	(17,346.0)
Underground cost of sales				(16,032.2)	(15,655.1)
Surface cost of sales				(1,847.0)	(1,690.9)
Amortisation and depreciation				(3,507.5)	(3,814.7)
Interest income				205.7	289.6
Finance expense				(1,182.2)	(806.2)
Share-based payments				(227.0)	(255.9)
Net other costs				10.4	(1,029.3)
Non-underlying items				(6,535.8)	(1,548.5)
Royalties				(325.3)	(528.0)
Current taxation				(385.4)	(1,111.3)
Deferred taxation				549.2	(164.5)
(Loss)/profit for the year				(5,803.5)	1,186.5
Adjusted EBITDA				5,308.5	9,920.1
Attributable to:
Owners of the parent				(5,804.6)	1,619.4
Non-controlling interests				1.1	(432.9)
Sustaining capital expenditure				(531.1)	(683.5)
Ore reserve development				(2,288.0)	(2,394.4)
Growth projects				(591.0)	(746.3)
Total capital expenditure				(3,410.1)	(3,824.2)
Operating segments | Driefontein
SEGMENT REPORTING
Revenue				8,076.9	9,401.1	8,236.0
Underground revenue				7,148.1	8,105.3	7,284.1
Surface revenue				928.8	1,295.8	951.9
Cost of sales, before amortisation and depreciation				(6,203.5)	(5,566.6)	(5,234.2)
Underground cost of sales				(5,488.9)	(4,852.1)	(4,681.2)
Surface cost of sales				(714.6)	(714.5)	(553.0)
Amortisation and depreciation				(1,126.5)	(1,012.9)	(1,142.6)
Interest income				77.6	70.8	67.5
Finance expense				(220.9)	(143.1)	(147.7)
Share-based payments				(2.8)	(16.5)	(35.1)
Net other costs				(8.5)	(226.1)	(77.9)
Non-underlying items				(74.9)	(20.8)	(2.9)
Royalties				(77.8)	(204.8)	(196.8)
Current taxation				(14.8)	(472.3)	(430.8)
Deferred taxation				(12.0)	(64.3)	53.4
(Loss)/profit for the year				412.8	1,744.5	1,088.9
Adjusted EBITDA				1,841.0	3,782.5	2,934.4
Attributable to:
Owners of the parent				412.8	1,744.5	1,088.9
Sustaining capital expenditure				(235.0)	(218.5)	(249.2)
Ore reserve development				(876.1)	(779.0)	(727.0)
Growth projects				(44.4)	(54.1)	(18.0)
Total capital expenditure				(1,155.5)	(1,051.6)	(994.2)
Operating segments | Kloof
SEGMENT REPORTING
Revenue				8,845.1	8,890.9	6,691.4
Underground revenue				7,985.3	8,012.6	6,112.8
Surface revenue				859.8	878.3	578.6
Cost of sales, before amortisation and depreciation				(5,762.7)	(5,041.0)	(4,777.2)
Underground cost of sales				(5,109.5)	(4,609.4)	(4,454.9)
Surface cost of sales				(653.2)	(431.6)	(322.3)
Amortisation and depreciation				(1,404.5)	(1,190.7)	(1,029.3)
Interest income				71.1	62.3	50.6
Finance expense				(246.9)	(156.0)	(150.1)
Share-based payments				(1.8)	(13.7)	(27.6)
Net other costs				(14.5)	(187.9)	(60.4)
Non-underlying items				(50.4)	15.7	7.2
Royalties				(189.3)	(194.3)	(98.4)
Current taxation				(350.1)	(422.0)	(97.4)
Deferred taxation				61.4	(148.5)	0.9
(Loss)/profit for the year				957.4	1,614.8	509.7
Adjusted EBITDA				3,044.5	3,800.7	1,865.1
Attributable to:
Owners of the parent				957.4	1,614.8	509.7
Sustaining capital expenditure				(210.2)	(261.2)	(225.6)
Ore reserve development				(876.2)	(912.9)	(840.6)
Growth projects				(147.1)	(130.1)	(63.7)
Total capital expenditure				(1,233.5)	(1,304.2)	(1,129.9)
Operating segments | Beatrix
SEGMENT REPORTING
Revenue				4,875.8	5,883.9	4,815.5
Underground revenue				4,753.1	5,626.9	4,555.7
Surface revenue				122.7	257.0	259.8
Cost of sales, before amortisation and depreciation				(3,952.5)	(3,753.4)	(3,391.0)
Underground cost of sales				(3,852.1)	(3,567.4)	(3,184.5)
Surface cost of sales				(100.4)	(186.0)	(206.5)
Amortisation and depreciation				(696.2)	(818.0)	(739.4)
Interest income				18.4	34.1	31.3
Finance expense				(128.4)	(77.6)	(57.2)
Share-based payments				(1.3)	(9.1)	(23.5)
Net other costs				(48.0)	(170.5)	(47.3)
Non-underlying items				(675.3)	(12.6)	(8.4)
Royalties				(44.5)	(113.2)	(88.7)
Current taxation				(12.4)	(223.0)	(153.4)
Deferred taxation				245.3	19.4	18.0
(Loss)/profit for the year				(419.1)	760.0	355.9
Adjusted EBITDA				910.0	2,085.9	1,389.1
Attributable to:
Owners of the parent				(419.1)	760.0	355.9
Sustaining capital expenditure				(63.1)	(84.8)	(86.1)
Ore reserve development				(482.0)	(542.9)	(510.4)
Growth projects				(0.5)	(0.7)
Total capital expenditure				(545.6)	(628.4)	(596.5)
Operating segments | Cooke
SEGMENT REPORTING
Revenue				1,676.5	3,362.2	2,974.5
Underground revenue				1,257.4	2,900.4	2,562.4
Surface revenue				419.1	461.8	412.1
Cost of sales, before amortisation and depreciation				(1,960.5)	(2,985.0)	(2,978.0)
Underground cost of sales				(1,581.7)	(2,626.2)	(2,620.2)
Surface cost of sales				(378.8)	(358.8)	(357.8)
Amortisation and depreciation				(256.4)	(770.8)	(704.6)
Interest income				12.5	32.5	27.1
Finance expense				(76.7)	(75.8)	(61.3)
Net other costs				(320.3)	(115.0)	(30.1)
Non-underlying items				(3,664.7)	(1,423.9)	(31.8)
Royalties				(13.7)	(15.7)	(16.7)
Current taxation					(1.1)
Deferred taxation				1.5	35.3	122.0
(Loss)/profit for the year				(4,601.8)	(1,957.3)	(698.9)
Adjusted EBITDA				(527.4)	290.1	(21.7)
Attributable to:
Owners of the parent				(4,601.8)	(1,523.5)	(519.9)
Non-controlling interests					(433.8)	(179.0)
Sustaining capital expenditure				(8.5)	(48.9)	(92.9)
Ore reserve development				(53.7)	(159.6)	(226.9)
Growth projects				(11.7)	(40.7)	(17.6)
Total capital expenditure				(73.9)	(249.2)	(337.4)
Operating segments | SA Platinum
SEGMENT REPORTING
Revenue				13,276.4	3,739.4
Underground revenue				12,024.8	3,418.1
Surface revenue				1,251.6	321.3
Cost of sales, before amortisation and depreciation				(11,591.8)	(3,363.1)
Underground cost of sales				(10,678.3)	(3,145.5)
Surface cost of sales				(913.5)	(217.6)
Amortisation and depreciation				(760.8)	(227.2)
Interest income				158.0	41.8
Finance expense				(335.5)	(96.9)
Share-based payments					(240.3)
Net other costs				(1,143.1)	(129.3)
Non-underlying items				(152.4)	2,096.7
Royalties				(73.2)	(38.6)
Current taxation				(19.9)	(0.5)
Deferred taxation				(15.4)	74.2
(Loss)/profit for the year				(657.7)	1,856.2
Adjusted EBITDA				1,594.0	350.3
Attributable to:
Owners of the parent				(660.9)	1,853.9
Non-controlling interests				3.2	2.3
Sustaining capital expenditure				(567.6)	(327.0)
Ore reserve development				(465.0)
Growth projects				(2.3)
Total capital expenditure				(1,034.9)	(327.0)
Operating segments | Kroondal
SEGMENT REPORTING
Revenue				2,861.5	1,973.3
Underground revenue				2,861.5	1,973.3
Cost of sales, before amortisation and depreciation				(2,395.9)	(1,689.8)
Underground cost of sales				(2,395.9)	(1,689.8)
Amortisation and depreciation				(239.0)	(162.9)
Interest income				57.0	34.6
Finance expense				(90.7)	(70.6)
Net other costs				(216.4)	(1.2)
Non-underlying items				(9.0)	(1.3)
Royalties				(5.6)	(10.2)
Deferred taxation				(24.8)	16.9
(Loss)/profit for the year				(62.9)	88.8
Adjusted EBITDA				430.9	262.9
Attributable to:
Owners of the parent				(62.9)	88.8
Sustaining capital expenditure				(190.5)	(175.8)
Total capital expenditure				(190.5)	(175.8)
Period of time for which results are included			9 months
Operating segments | Platinum Mile
SEGMENT REPORTING
Revenue				194.1	131.1
Surface revenue				194.1	131.1
Cost of sales, before amortisation and depreciation				(129.8)	(90.8)
Surface cost of sales				(129.8)	(90.8)
Amortisation and depreciation				(2.6)	(1.2)
Interest income				2.1	(9.0)
Net other costs				(11.9)	(0.6)
Current taxation				(9.3)
Deferred taxation				(4.3)	(11.6)
(Loss)/profit for the year				38.3	17.9
Adjusted EBITDA				51.7	39.6
Attributable to:
Owners of the parent				35.1	15.6
Non-controlling interests				3.2	2.3
Sustaining capital expenditure				(11.0)	(1.3)
Growth projects				(2.3)
Total capital expenditure				(13.3)	(1.3)
Period of time for which results are included			9 months
Operating segments | Mimosa
SEGMENT REPORTING
Revenue				1,687.7	1,223.2
Underground revenue				1,687.7	1,223.2
Cost of sales, before amortisation and depreciation				(1,200.5)	(969.0)
Underground cost of sales				(1,200.5)	(969.0)
Amortisation and depreciation				(211.7)	(223.7)
Interest income				8.8	0.5
Finance expense				(10.0)	(11.2)
Net other costs				23.2	187.7
Royalties				(60.4)	(82.9)
Current taxation				(59.3)	(22.8)
Deferred taxation				(2.8)	13.1
(Loss)/profit for the year				175.0	114.9
Adjusted EBITDA				521.4	446.7
Attributable to:
Owners of the parent				175.0	114.9
Sustaining capital expenditure				(222.5)	(159.8)
Total capital expenditure				(222.5)	(159.8)
Period of time for which results are included			9 months
Operating segments | Rustenburg Operations
SEGMENT REPORTING
Revenue				10,220.8	1,656.0
Underground revenue				9,163.3	1,465.8
Surface revenue				1,057.5	190.2
Cost of sales, before amortisation and depreciation				(9,066.1)	(1,582.5)
Underground cost of sales				(8,282.4)	(1,455.7)
Surface cost of sales				(783.7)	(126.8)
Amortisation and depreciation				(514.7)	(58.6)
Interest income				96.6	8.2
Finance expense				(244.9)	(26.2)
Net other costs				(934.9)	(92.2)
Non-underlying items				(134.9)	2,105.2
Royalties				(67.6)	(28.3)
Current taxation				(10.0)
Deferred taxation				12.7	68.1
(Loss)/profit for the year				(643.0)	2,049.7
Adjusted EBITDA				1,112.9	76.7
Attributable to:
Owners of the parent				(643.0)	2,049.7
Sustaining capital expenditure				(366.1)	(148.7)
Ore reserve development				(465.0)
Total capital expenditure				(831.1)	(148.7)
Period of time for which results are included	2 months
Material reconciling items [member] | SA Gold
SEGMENT REPORTING
Revenue				(0.7)	(36.8)
Underground revenue				(0.7)	(36.8)
Amortisation and depreciation				(23.9)	(22.3)	(20.7)
Interest income				26.1	89.9	80.5
Finance expense				(509.3)	(353.7)	(145.5)
Share-based payments				(221.1)	(216.6)	(188.2)
Net other costs				401.7	(329.8)	(359.4)
Non-underlying items				(2,070.5)	(106.9)	(194.2)
Current taxation				(8.1)	7.1	(15.1)
Deferred taxation				253.0	(6.4)	125.2
(Loss)/profit for the year				(2,152.8)	(975.5)	(717.4)
Adjusted EBITDA				40.4	(39.1)	67.9
Attributable to:
Owners of the parent				(2,153.9)	(976.4)	(717.7)
Non-controlling interests				1.1	0.9	0.3
Sustaining capital expenditure				(14.3)	(70.1)	(15.1)
Growth projects				(387.3)	(520.7)	(271.7)
Total capital expenditure				(401.6)	(590.8)	R (286.8)
Material reconciling items [member] | SA Platinum
SEGMENT REPORTING
Revenue				(1,687.7)	(1,244.2)
Underground revenue				(1,687.7)	(1,244.2)
Cost of sales, before amortisation and depreciation				1,200.5	969.0
Underground cost of sales				1,200.5	969.0
Amortisation and depreciation				207.2	219.2
Interest income				(6.5)	7.5
Finance expense				10.1	11.1
Share-based payments					(240.3)
Net other costs				(3.1)	(223.0)
Non-underlying items				(8.5)	(7.2)
Royalties				60.4	82.8
Current taxation				58.7	22.3
Deferred taxation				3.8	(12.3)
(Loss)/profit for the year				(165.1)	(415.1)
Adjusted EBITDA				(522.9)	(475.6)
Attributable to:
Owners of the parent				(165.1)	(415.1)
Sustaining capital expenditure				222.5	158.6
Total capital expenditure				R 222.5	R 158.6